Shareholder Report, Line Graph (Details) 197972_US Treasury 3 Month Bill ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 08, 2022	Aug. 31, 2026
F/m US Treasury 3 Month Bill Fund
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Accumulated Value	$ 11,514	$ 11,022	$ 10,460	$ 10,000	$ 11,948
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,414	10,170	9,593	10,000	$ 10,541
ICE BofA 3 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 3 Month Treasury Bill
Accumulated Value	11,514	11,016	10,441	10,000	$ 11,944
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index
Accumulated Value	$ 11,532	$ 11,032	$ 10,456	$ 10,000	$ 11,969